Net sales - Other operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ 14,715	$ (1,308)	$ (13,230)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	4,776	21,965	21,870
Sales of copper and silver [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	4,098	20,442	17,509
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ 678	$ 1,523	$ 4,361